Reporting Entity - Total Issued Shares Held by Shareholders (Detail) - shares	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Number of shares	218,833,144	218,833,144
Percentage of total shares issued (%)	100.00%	100.00%
SK Inc. [member]
Disclosure of classes of share capital [line items]
Number of shares	65,668,397	65,668,397
Percentage of total shares issued (%)	30.01%	30.00%
National pension service [member]
Disclosure of classes of share capital [line items]
Number of shares	16,846,066	21,076,493
Percentage of total shares issued (%)	7.69%	9.63%
Institutional investors and other shareholders [member]
Disclosure of classes of share capital [line items]
Number of shares	131,671,103	126,990,775
Percentage of total shares issued (%)	60.17%	58.04%
Kakao Corp [Member]
Disclosure of classes of share capital [line items]
Number of shares	0	3,846,487
Percentage of total shares issued (%)	0.00%	1.76%
Kakao Investment Co Ltd [member]
Disclosure of classes of share capital [line items]
Number of shares	3,846,487	0
Percentage of total shares issued (%)	1.76%	0.00%
Treasury shares [member]
Disclosure of classes of share capital [line items]
Number of shares	801,091	1,250,992
Percentage of total shares issued (%)	0.37%	0.57%